FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended		11 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of begining		$ 30,101,808
Change in fair value			$ 12,406,208
Fair value as of ending			30,101,808
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of begining	$ 5,370,784	10,643,808
Change in fair value	1,422,600	(5,273,024)	4,402,208
Fair value as of ending	6,793,384	5,370,784	10,643,808
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of begining	9,798,000	19,458,000
Change in fair value	2,620,620	(9,660,000)	8,004,000
Fair value as of ending	12,418,620	9,798,000	19,458,000
Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of begining	15,168,784	30,101,808
Change in fair value	4,043,220	(14,933,024)
Fair value as of ending	$ 19,212,004	$ 15,168,784	$ 30,101,808